Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document and Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Entity Registrant Name	Adagene Inc.
Entity Central Index Key	0001818838
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Amendment Flag	false